Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 20, 2017
Loss Contingencies [Line Items]
Legal and litigation related expenses			$ 1,669		$ 3,307	$ 1,073
Aggregate amount of claimed damages	$ 1,370	¥ 8,400
Legal and litigation related expenses			2,904		2,601
Scenario, Forecast [Member] | Copyright infringement [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending							56
Pending Litigation [Member]
Loss Contingencies [Line Items]
Aggregate amount of claimed damages			12,870	¥ 89,270	13,980
Pending Litigation [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending							61
Switchboard, Servers, Office Software And Construction In Process [Member]
Loss Contingencies [Line Items]
Irrevocable purchase obligations			7,527
Rental commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses			2,382		2,751	3,068
Bandwidth Lease Commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses for continuing operations			$ 55,135		37,218	33,545
Total lease expenses for discontinued operations					$ 2,983	$ 6,828